Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Measuring inventories [Abstract]
Disclosure of Measuring inventories
The following table provides a breakdown for inventories:

(Euro thousands)	At December 31,
	2021	2020
Raw materials, ancillary materials and consumables	42,255	38,127
Work-in-progress and semi-finished products	50,703	42,466
Finished goods	245,517	240,878

Total inventories	338,475	321,471